Trade Receivables, Net - Summary of Trade Receivables, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [Line Items]
Trade receivables	$ 91,207,576	$ 3,248,133	$ 76,918,783
At FVTOCI	626,413	22,308	2,029,690
Total trade receivable	91,833,989	3,270,441	78,948,473
Cost [member]
Disclosure of financial assets [Line Items]
Trade receivables	91,304,934	3,251,600	77,055,280
Allowance for doubtful debts [member]
Disclosure of financial assets [Line Items]
Trade receivables	$ 97,358	$ 3,467	$ 136,497